Earnings (Loss) Per Share - Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income (loss) attributable to common stockholders	$ (1,892,362)	$ (1,965,677)	$ (6,029,978)	$ (19,480,701)
Interest expense on 2017 Notes, net of taxes
Net income (loss) attributable to common stockholders - as reported	(1,892,362)	(1,965,677)
Net income (loss) attributable to common stockholders - after assumed conversions of dilutive shares	$ (1,892,362)	$ (1,965,677)	$ (6,029,978)	$ (19,480,701)
Basic shares	3,175,040	1,807,403	2,128,806	951,601
Dilutive effect of Equity Awards
Dilutive effect of 2017 Notes
Diluted shares	3,175,040	1,807,403	2,128,806	951,601
Income (loss) per share - basic:	$ (0.60)	$ (1.09)	$ (2.83)	$ (20.47)
Income (loss) per share - diluted:	$ (0.60)	$ (1.09)	$ (2.83)	$ (20.47)